Related Party Transactions (Details)			1 Months Ended
	Jun. 23, 2020	May 12, 2014	Mar. 25, 2014	Dec. 31, 2021
Hongkong Ruishang [Member]
Related Party Transaction [Line Items]
Ownership percentage				52.90%
Shandong Fuhua [Member]
Related Party Transaction [Line Items]
Ownership percentage				12.54%
Shanghai Meichengas
Related Party Transaction [Line Items]
Ownership percentage				100.00%
Shandong SNTON
Related Party Transaction [Line Items]
Percentage Of Ownership Acquired Through Auction	52.90%	52.90%	52.90%